Taxation - Summary of Reconciliation of Applicable Tax Charge Credit at Statutory Tax Rates to Taxation Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before taxation	$ 64,815	$ 29,829	$ (26,967)
Less: share of profit of joint ventures and associates	(3,972)	(4,097)	(1,783)
Income/(loss) before taxation and share of profit of joint ventures and associates	60,843	25,732	(28,750)
Applicable tax charge/(credit) at standard statutory tax rates	22,170	10,097	(8,330)
Adjustments in respect of prior periods	(424)	(1,036)	374
Tax effects of:
Expenses not deductible for tax purposes	849	893	1,239
Incentives for investment and development	(1,388)	(467)	(557)
Disposals	39	(328)	(34)
(Recognition)/derecognition of deferred tax assets	(457)	(113)	1,458
Income not subject to tax at standard statutory rates	234	90	6
Exchange rate differences	(102)	53	339
Changes in tax rates and legislation	785	10	(16)
Other reconciling items	235	0	88
Total taxation charge/(credit)	$ 21,941	$ 9,199	$ (5,433)